Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2021
Disclosure of Stock Option and Incentive Plan [Abstract]
Summary of Option Activity	The following table summarizes information about options to purchase the Company
’
s ordinary shares, as well as changes during the fiscal year ended September 30, 2021:

	Number of Share Options	Weighted Average Exercise Price
Outstanding as of October 1, 2020	5,716	$60.26
Granted	62	60.77
Exercised	(1,541)	57.81
Forfeited	(249)	63.63

Outstanding as of September 30, 2021(1)	3,988	$61.00

Exercisable as of September 30, 2021(1)	2,119	$57.55

(1)	As of September 30, 2021, the weighted average remaining contractual life of outstanding and exercisable options was 6.42 and 5.40 years, respectively.

Summary of Restricted Shares Activity
The following table summarizes information relating to awards of restricted shares, as well as changes during the fiscal year ended September 30, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2020	1,097	$66.57
Granted	1,032	66.83
Vested	(426)	65.40
Forfeited	(116)	67.84

Outstanding as of September 30, 2021	1,587	$66.96

Employee Equity-Based Compensation Pre-Tax Expense
Employee
equity-based compensation
pre-tax
expense for the years ended September 30, 2021, 2020 and 2019 was as follows:

	Year Ended September 30,
	2021	2020	2019
Cost of revenue	$22,691	$20,005	$19,879
Research and development	4,021	3,058	2,714
Selling, general and administrative	27,537	19,371	15,957

Total	$54,249	$42,434	$38,550

Assumptions Used in Calculating Fair Value of Options
The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2021	2020	2019
Risk-free interest rate(1)	0.30%	1.41%	2.64%
Expected life of stock options(2)	4.50	4.50	4.50
Expected volatility(3)	21.3%	17.3%	17.8%
Expected dividend yield(4)	2.22%	1.75%	1.82%
Fair value per option	$7.82	$8.85	$9.13

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.
(2)	Expected life of stock options is based upon historical experience.
(3)	Expected volatility is based on blended volatility.
(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.